Financial results net	12 Months Ended
Jun. 30, 2021
29. Financial results, net

29. Financial results, net

	06.30.21	06.30.20	06.30.19
Financial income
Interest income	656	440	289
Dividends income	1	20	20
Other financial income	-	-	3
Total financial income	657	460	312
Financial costs
Interest expense	(14,207)	(14,506)	(10,039)
Other financial costs	(1,282)	(981)	(805)
Total financial costs	(15,489)	(15,487)	(10,844)
Capitalized finance costs	469	168	354
Total finance costs	(15,020)	(15,319)	(10,490)
Other financial results:
Foreign exchange, net	10,484	(15,188)	3,433
Fair value gain/ (loss) of financial assets and liabilities at fair value through profit or loss	10,088	1,431	(5,326)
(Loss)/ gain from repurchase of Non-convertible notes	(25)	138	112
(Loss) / gain from derivative financial instruments (except commodities)	(477)	(2,091)	782
Others	(73)	-	-
Total other financial results	19,997	(15,710)	(999)
Inflation adjustment	572	(164)	(1,026)
Total financial results, net	6,206	(30,733)	(12,203)